Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2022 HKD ($) Customers	Apr. 30, 2021 HKD ($)	Apr. 30, 2020 HKD ($)
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risk commission receivable	30.00%	26.00%
Concentration of credit risk commission receivable number of major customers | Customers	5
Concentration of credit risk accounts receivable	50.00%	66.00%
Concentration of credit risk accounts receivable number of major customers | Customers	5
Allowance account for credit losses of financial assets	$ 0	$ 0
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	1,428	15,141	$ 26,150
Transfer from Level 2 to Level 3	6,202	77,464
Transfer from Level 3 to Level 1		78,540
Proceeds from sales of investments		77,840
Gain of sale of reclassified financial assets from level three to level one category	700
Accounts Receivable Arising from the SpiderNet Ecosystem Solutions Business [Member]
Disclosure of detailed information about financial instruments [line items]
Gain on recovery of loans and advances previously written off	$ 154	$ 71
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, entity's own equity instruments	3.00%	3.00%	3.00%
Percentage of reasonably possible decrease in unobservable input, entity's own equity instruments	3.00%	3.00%	3.00%
Increase (decrease) in fair value measurement due to reasonably possible increase decrease in unobservable input, entity's own equity instruments	$ 6,261	$ 6,386	$ 2,611